Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund IV
Entity Central Index Key	0001517936
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000102880 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust North American Energy Infrastructure Fund
Class Name	First Trust North American Energy Infrastructure Fund
Trading Symbol	EMLP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust North American Energy Infrastructure Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMLP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EMLP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust North American Energy Infrastructure Fund	$51(1)	0.94%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 51	[1]
Expense Ratio, Percent	0.94%	[1],[2]
Net Assets	$ 4,073,269,359
Holdings Count | Holding	64
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$4,073,269,359
Total number of portfolio holdings	64
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Energy Transfer, L.P.	7.5%
Enterprise Products Partners, L.P.	7.2%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	7.0%
MPLX, L.P.	4.0%
Plains GP Holdings, L.P., Class A	3.9%
Kinder Morgan, Inc.	3.7%
National Fuel Gas Co.	3.2%
Southern (The) Co.	2.7%
PPL Corp.	2.5%
Entergy Corp.	2.4%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Energy Transfer, L.P.	7.5%
Enterprise Products Partners, L.P.	7.2%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	7.0%
MPLX, L.P.	4.0%
Plains GP Holdings, L.P., Class A	3.9%
Kinder Morgan, Inc.	3.7%
National Fuel Gas Co.	3.2%
Southern (The) Co.	2.7%
PPL Corp.	2.5%
Entergy Corp.	2.4%

C000105232 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Senior Loan Fund
Class Name	First Trust Senior Loan Fund
Trading Symbol	FTSL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Senior Loan Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTSL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTSL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Senior Loan Fund	$37(1)	0.75%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 37	[3]
Expense Ratio, Percent	0.75%	[3],[4]
Material Change Date	Feb. 01, 2026
Net Assets	$ 2,286,027,902
Holdings Count | Holding	296
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$2,286,027,902
Total number of portfolio holdings	296
Portfolio turnover rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Industry Allocation
Insurance	10.7%
Money Market Funds	9.2%
Software	8.6%
Hotels, Restaurants & Leisure	7.5%
Health Care Providers & Services	5.0%
Media	4.0%
Commercial Services & Supplies	4.0%
Trading Companies & Distributors	3.9%
Machinery	3.6%
All Other	43.5%
Credit Quality (1)
(1) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTSL or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.69%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
Effective March 10, 2026, the Fund amended its definition of Senior Loans to include second lien senior floating rate bank loans.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.69%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTSL or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FTSL
C000121641 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Tactical High Yield ETF
Class Name	First Trust Tactical High Yield ETF
Trading Symbol	HYLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Tactical High Yield ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HYLS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HYLS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Tactical High Yield ETF	$43	0.87%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[5]
Material Change Date	Feb. 01, 2026
Net Assets	$ 1,638,521,326
Holdings Count | Holding	308
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$1,638,521,326
Total number of portfolio holdings	308
Portfolio turnover rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Industry Allocation
Insurance	12.7%
Media	7.1%
Software	6.9%
Hotels, Restaurants & Leisure	6.6%
Trading Companies & Distributors	5.5%
Health Care Providers & Services	4.7%
Commercial Services & Supplies	4.1%
Financial Services	3.6%
Building Products	3.6%
All Other	45.2%
Credit Quality (1)
(1) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/HYLS or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.69%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.69%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/HYLS or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/HYLS
C000142755 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Enhanced Short Maturity ETF
Class Name	First Trust Enhanced Short Maturity ETF
Trading Symbol	FTSM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Enhanced Short Maturity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTSM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTSM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Enhanced Short Maturity ETF	$17	0.34%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[6]
Material Change Date	Feb. 01, 2026
Net Assets	$ 6,399,095,042
Holdings Count | Holding	660
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$6,399,095,042
Total number of portfolio holdings	660
Portfolio turnover rate	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AutoNation, Inc., 4.11%, 05/01/26	1.0%
U.S. Treasury Note, 3.75%, 04/30/27	1.0%
Targa Resources Corp., 3.95%, 05/01/26	0.9%
Energy Transfer, L.P., 3.93%, 05/01/26	0.6%
Quanta Services, Inc., 4.15%, 05/01/26	0.6%
Huntington National Bank (The), 4.87%, 04/12/28	0.6%
T-Mobile USA, Inc., 3.75%, 04/15/27	0.5%
Haleon US Capital LLC, 3.38%, 03/24/27	0.5%
PRA Health Sciences, Inc., 2.88%, 07/15/26	0.5%
Kinder Morgan, Inc., 1.75%, 11/15/26	0.5%
Credit Quality (1)
(1) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one RSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency.” Credit ratings are subject to change. For newly issued debt securities for which only an expected rating from a NRSRO is available, the Fund may treat such expected rating as if it were a final rating for purposes of determining the credit quality categories shown.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one RSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency.” Credit ratings are subject to change. For newly issued debt securities for which only an expected rating from a NRSRO is available, the Fund may treat such expected rating as if it were a final rating for purposes of determining the credit quality categories shown.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
AutoNation, Inc., 4.11%, 05/01/26	1.0%
U.S. Treasury Note, 3.75%, 04/30/27	1.0%
Targa Resources Corp., 3.95%, 05/01/26	0.9%
Energy Transfer, L.P., 3.93%, 05/01/26	0.6%
Quanta Services, Inc., 4.15%, 05/01/26	0.6%
Huntington National Bank (The), 4.87%, 04/12/28	0.6%
T-Mobile USA, Inc., 3.75%, 04/15/27	0.5%
Haleon US Capital LLC, 3.38%, 03/24/27	0.5%
PRA Health Sciences, Inc., 2.88%, 07/15/26	0.5%
Kinder Morgan, Inc., 1.75%, 11/15/26	0.5%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTSM or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.29%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.29%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTSM or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FTSM
C000144296 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust High Income Strategic Focus ETF
Class Name	First Trust High Income Strategic Focus ETF
Trading Symbol	HISF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust High Income Strategic Focus ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HISF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HISF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust High Income Strategic Focus ETF	$6(1)	0.12%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 6	[7]
Expense Ratio, Percent	0.12%	[7],[8]
Material Change Date	Feb. 01, 2026
Net Assets	$ 91,138,271
Holdings Count | Holding	12
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$91,138,271
Total number of portfolio holdings	12
Portfolio turnover rate	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/HISF or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.10%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.10%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/HISF or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/HISF
C000144500 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Low Duration Opportunities ETF
Class Name	First Trust Low Duration Opportunities ETF
Trading Symbol	LMBS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Low Duration Opportunities ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LMBS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LMBS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Low Duration Opportunities ETF	$32(1)	0.64%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 32	[9]
Expense Ratio, Percent	0.64%	[9],[10]
Net Assets	$ 6,162,856,749
Holdings Count | Holding	1,227
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$6,162,856,749
Total number of portfolio holdings	1,227
Portfolio turnover rate	105%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	75.2%
U.S. Government Bonds and Notes	10.6%
Mortgage-Backed Securities	8.1%
Asset-Backed Securities	1.5%
U.S. Government Agency Securities	0.1%
Exchange-Traded Funds	0.1%
U.S. Treasury Bills	10.9%
Money Market Funds	1.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(1.3%)
Written Options	(0.3%)
Net Other Assets and Liabilities(1)	(5.9%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
C000159952 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SSI Strategic Convertible Securities ETF
Class Name	First Trust SSI Strategic Convertible Securities ETF
Trading Symbol	FCVT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust SSI Strategic Convertible Securities ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCVT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCVT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SSI Strategic Convertible Securities ETF	$50	0.95%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[11]
Net Assets	$ 116,537,560
Holdings Count | Holding	142
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$116,537,560
Total number of portfolio holdings	142
Portfolio turnover rate	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Western Digital Corp., 3.00%, 11/15/28	4.5%
Lumentum Holdings, Inc., 0.38%, 03/15/32	3.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%	2.6%
Boeing (The) Co., 6.00%, 10/15/27	2.4%
Morgan Stanley Finance LLC, 0.13%, 02/07/28	2.0%
ON Semiconductor Corp., 0.50%, 03/01/29	1.9%
NextEra Energy Capital Holdings, Inc., 3.00%, 03/01/27	1.8%
Live Nation Entertainment, Inc., 2.88%, 01/15/30	1.8%
Morgan Stanley Finance LLC, 0.13%, 04/26/30	1.6%
Bloom Energy Corp., 0.00%, 11/15/30	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Western Digital Corp., 3.00%, 11/15/28	4.5%
Lumentum Holdings, Inc., 0.38%, 03/15/32	3.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%	2.6%
Boeing (The) Co., 6.00%, 10/15/27	2.4%
Morgan Stanley Finance LLC, 0.13%, 02/07/28	2.0%
ON Semiconductor Corp., 0.50%, 03/01/29	1.9%
NextEra Energy Capital Holdings, Inc., 3.00%, 03/01/27	1.8%
Live Nation Entertainment, Inc., 2.88%, 01/15/30	1.8%
Morgan Stanley Finance LLC, 0.13%, 04/26/30	1.6%
Bloom Energy Corp., 0.00%, 11/15/30	1.6%

C000207230 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Long DurationOpportunities ETF
Class Name	First Trust Long DurationOpportunities ETF
Trading Symbol	LGOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Long Duration Opportunities ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LGOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LGOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Long Duration Opportunities ETF	$27(1)	0.54%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 27	[12]
Expense Ratio, Percent	0.54%	[12],[13]
Material Change Date	Feb. 01, 2026
Net Assets	$ 664,498,282
Holdings Count | Holding	176
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$664,498,282
Total number of portfolio holdings	176
Portfolio turnover rate	92%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	76.3%
U.S. Government Bonds and Notes	17.9%
U.S. Government Agency Securities	2.8%
Exchange-Traded Funds	0.3%
U.S. Treasury Bills	1.2%
Purchased Options	0.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(2.1%)
Written Options	(0.4%)
Net Other Assets and Liabilities(1)	4.0%
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/LGOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/LGOV or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/LGOV
C000213865 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust EIP Power Solutions ETF
Class Name	First Trust EIP Power Solutions ETF
Trading Symbol	FPWR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust EIP Power Solutions ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPWR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPWR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust EIP Power Solutions ETF	$51(1)	0.95%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 51	[14]
Expense Ratio, Percent	0.95%	[14],[15]
Net Assets	$ 26,814,085
Holdings Count | Holding	60
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$26,814,085
Total number of portfolio holdings	60
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	5.6%
Duke Energy Corp.	3.4%
Southern (The) Co.	3.2%
Energy Transfer, L.P.	3.2%
PPL Corp.	3.2%
National Fuel Gas Co.	3.1%
Enterprise Products Partners, L.P.	3.0%
WEC Energy Group, Inc.	2.9%
American Electric Power Co., Inc.	2.9%
Cheniere Energy Partners, L.P.	2.8%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	5.6%
Duke Energy Corp.	3.4%
Southern (The) Co.	3.2%
Energy Transfer, L.P.	3.2%
PPL Corp.	3.2%
National Fuel Gas Co.	3.1%
Enterprise Products Partners, L.P.	3.0%
WEC Energy Group, Inc.	2.9%
American Electric Power Co., Inc.	2.9%
Cheniere Energy Partners, L.P.	2.8%

C000225182 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest S&P 500® Dividend Aristocrats Target Income ETF®
Class Name	FT Vest S&P 500® Dividend Aristocrats Target Income ETF®
Trading Symbol	KNG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/KNG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/KNG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	$38	0.74%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[16]
Net Assets	$ 3,369,358,909
Holdings Count | Holding	139
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$3,369,358,909
Total number of portfolio holdings	139
Portfolio turnover rate	79%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	100.2%
Money Market Funds	0.3%
Written Options	(0.5%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

C000229146 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Limited Duration Investment Grade Corporate ETF
Class Name	First Trust Limited Duration Investment Grade Corporate ETF
Trading Symbol	FSIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Limited Duration Investment Grade Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSIG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSIG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Limited Duration Investment Grade Corporate ETF	$24	0.48%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[17]
Material Change Date	Feb. 01, 2026
Net Assets	$ 1,507,235,118
Holdings Count | Holding	320
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$1,507,235,118
Total number of portfolio holdings	320
Portfolio turnover rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	1.4%
MSCI, Inc., 4.00%, 11/15/29	1.3%
Fair Isaac Corp., 6.00%, 05/15/33	1.0%
Energy Transfer, L.P., 3.93%, 05/01/26	1.0%
Vulcan Materials Co., 3.85%, 05/01/26	1.0%
United Rentals North America, Inc., 6.00%, 12/15/29	1.0%
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	0.9%
Constellation Software, Inc., 5.16%, 02/16/29	0.9%
Berry Global, Inc., 5.50%, 04/15/28	0.8%
Quanta Services, Inc., 4.50%, 01/15/31	0.8%
Credit Quality (1)
(1) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency”. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency”. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	1.4%
MSCI, Inc., 4.00%, 11/15/29	1.3%
Fair Isaac Corp., 6.00%, 05/15/33	1.0%
Energy Transfer, L.P., 3.93%, 05/01/26	1.0%
Vulcan Materials Co., 3.85%, 05/01/26	1.0%
United Rentals North America, Inc., 6.00%, 12/15/29	1.0%
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	0.9%
Constellation Software, Inc., 5.16%, 02/16/29	0.9%
Berry Global, Inc., 5.50%, 04/15/28	0.8%
Quanta Services, Inc., 4.50%, 01/15/31	0.8%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSIG or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.44%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.44%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSIG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FSIG
C000237940 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Rising Dividend Achievers Target Income ETF
Class Name	FT Vest Rising Dividend Achievers Target Income ETF
Trading Symbol	RDVI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Rising Dividend Achievers Target Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RDVI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RDVI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Rising Dividend Achievers Target Income ETF	$39	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[18]
Net Assets	$ 3,073,502,895
Holdings Count | Holding	75
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$3,073,502,895
Total number of portfolio holdings	75
Portfolio turnover rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	100.0%
Money Market Funds	0.1%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

C000238479 [Member]
Shareholder Report [Line Items]
Fund Name	FT Energy Income Partners Strategy ETF
Class Name	FT Energy Income Partners Strategy ETF
Trading Symbol	EIPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Energy Income Partners Strategy ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EIPX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EIPX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Energy Income Partners Strategy ETF	$54	0.95%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%	[19]
Net Assets	$ 531,813,599
Holdings Count | Holding	85
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$531,813,599
Total number of portfolio holdings	85
Portfolio turnover rate	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	9.0%
Enterprise Products Partners, L.P.	7.1%
Energy Transfer, L.P.	6.5%
MPLX, L.P.	3.8%
National Fuel Gas Co.	2.9%
Kinder Morgan, Inc.	2.6%
Plains GP Holdings, L.P., Class A	2.6%
ONEOK, Inc.	2.5%
Shell PLC, ADR	1.9%
Exxon Mobil Corp.	1.9%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	9.0%
Enterprise Products Partners, L.P.	7.1%
Energy Transfer, L.P.	6.5%
MPLX, L.P.	3.8%
National Fuel Gas Co.	2.9%
Kinder Morgan, Inc.	2.6%
Plains GP Holdings, L.P., Class A	2.6%
ONEOK, Inc.	2.5%
Shell PLC, ADR	1.9%
Exxon Mobil Corp.	1.9%

C000241798 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest DJIA® Dogs 10 Target Income ETF
Class Name	FT Vest DJIA® Dogs 10 Target Income ETF
Trading Symbol	DOGG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest DJIA® Dogs 10 Target Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DOGG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DOGG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest DJIA® Dogs 10 Target Income ETF	$39	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[20]
Net Assets	$ 65,608,406
Holdings Count | Holding	42
Investment Company Portfolio Turnover	441.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$65,608,406
Total number of portfolio holdings	42
Portfolio turnover rate	441%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	50.0%
U.S. Treasury Bills	61.6%
Money Market Funds	0.1%
Purchased Options	0.5%
Written Options	(25.0%)
Net Other Assets and Liabilities	12.8%
Total	100.0%
Sector Allocation

C000243637 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust IntermediateGovernment Opportunities ETF
Class Name	First Trust IntermediateGovernment Opportunities ETF
Trading Symbol	MGOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Intermediate Government Opportunities ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MGOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MGOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Intermediate Government Opportunities ETF	$27(1)	0.54%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 27	[21]
Expense Ratio, Percent	0.54%	[21],[22]
Material Change Date	Feb. 01, 2026
Net Assets	$ 102,266,569
Holdings Count | Holding	205
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$102,266,569
Total number of portfolio holdings	205
Portfolio turnover rate	71%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	82.2%
U.S. Government Bonds and Notes	13.8%
Mortgage-Backed Securities	8.6%
Asset-Backed Securities	1.2%
Money Market Funds	1.1%
Purchased Options	0.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(3.2%)
Written Options	(0.3%)
Net Other Assets and Liabilities(1)	(3.4%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MGOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MGOV or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/MGOV
C000243955 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Intermediate DurationInvestment Grade Corporate ETF
Class Name	First Trust Intermediate DurationInvestment Grade Corporate ETF
Trading Symbol	FIIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Intermediate Duration Investment Grade Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIIG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FIIG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Intermediate Duration Investment Grade Corporate ETF	$27	0.54%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[23]
Material Change Date	Feb. 01, 2026
Net Assets	$ 670,876,034
Holdings Count | Holding	251
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$670,876,034
Total number of portfolio holdings	251
Portfolio turnover rate	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Icon Investments Six DAC, 6.00%, 05/08/34	1.4%
Cooperatieve Rabobank U.A., 5.71%, 01/21/33	1.3%
Fair Isaac Corp., 6.00%, 05/15/33	1.1%
Solventum Corp., 5.60%, 03/23/34	1.0%
Constellation Software, Inc., 5.46%, 02/16/34	1.0%
Sodexo, Inc., 5.80%, 08/15/35	1.0%
Vulcan Materials Co., 3.85%, 05/01/26	1.0%
Morgan Stanley, 5.25%, 04/21/34	1.0%
Raymond James Financial, Inc., 4.90%, 09/11/35	0.9%
Roper Technologies, Inc., 4.90%, 10/15/34	0.9%
Credit Quality (1)
(1) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency”. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency”. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
Icon Investments Six DAC, 6.00%, 05/08/34	1.4%
Cooperatieve Rabobank U.A., 5.71%, 01/21/33	1.3%
Fair Isaac Corp., 6.00%, 05/15/33	1.1%
Solventum Corp., 5.60%, 03/23/34	1.0%
Constellation Software, Inc., 5.46%, 02/16/34	1.0%
Sodexo, Inc., 5.80%, 08/15/35	1.0%
Vulcan Materials Co., 3.85%, 05/01/26	1.0%
Morgan Stanley, 5.25%, 04/21/34	1.0%
Raymond James Financial, Inc., 4.90%, 09/11/35	0.9%
Roper Technologies, Inc., 4.90%, 10/15/34	0.9%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FIIG or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FIIG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FIIG
C000243959 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest SMID Rising Dividend Achievers Target Income ETF
Class Name	FT Vest SMID Rising Dividend Achievers Target Income ETF
Trading Symbol	SDVD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest SMID Rising Dividend Achievers Target Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SDVD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SDVD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest SMID Rising Dividend Achievers Target Income ETF	$45	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[24]
Net Assets	$ 834,622,758
Holdings Count | Holding	169
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$834,622,758
Total number of portfolio holdings	169
Portfolio turnover rate	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.9%
Money Market Funds	0.2%
Written Options	(0.1%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

C000243963 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Technology Dividend Target Income ETF
Class Name	FT Vest Technology Dividend Target Income ETF
Trading Symbol	TDVI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Technology Dividend Target Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TDVI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/TDVI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Technology Dividend Target Income ETF	$39	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[25]
Net Assets	$ 417,894,082
Holdings Count | Holding	96
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$417,894,082
Total number of portfolio holdings	96
Portfolio turnover rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.9%
Money Market Funds	0.2%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

C000248088 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Dow Jones Internet & Target Income ETF
Class Name	FT Vest Dow Jones Internet & Target Income ETF
Trading Symbol	FDND
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Dow Jones Internet & Target Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDND
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Dow Jones Internet & Target Income ETF	$36	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[26]
Net Assets	$ 9,595,375
Holdings Count | Holding	43
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$9,595,375
Total number of portfolio holdings	43
Portfolio turnover rate	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.3%
Money Market Funds	0.1%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.7%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

C000256813 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest High Yield & Target Income ETF
Class Name	FT Vest High Yield & Target Income ETF
Trading Symbol	HYTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest High Yield & Target Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HYTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HYTI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest High Yield & Target Income ETF	$33	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[27]
Net Assets	$ 82,318,235
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$82,318,235
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	1.8%
Money Market Funds	1.1%
Purchased Options	96.3%
Written Options	(0.0%)
Net Other Assets and Liabilities	0.8%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000256815 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Investment Grade & Target Income ETF
Class Name	FT Vest Investment Grade & Target Income ETF
Trading Symbol	LQTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Investment Grade & Target Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LQTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LQTI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Investment Grade & Target Income ETF	$32	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[28]
Net Assets	$ 276,091,235
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$276,091,235
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	1.3%
Money Market Funds	1.1%
Purchased Options	96.9%
Written Options	(0.0%)
Net Other Assets and Liabilities	0.7%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000256817 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest 20+ Year Treasury & Target Income ETF
Class Name	FT Vest 20+ Year Treasury & Target Income ETF
Trading Symbol	LTTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest 20+ Year Treasury & Target Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LTTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LTTI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest 20+ Year Treasury & Target Income ETF	$32	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[29]
Net Assets	$ 13,847,279
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$13,847,279
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	1.1%
Money Market Funds	1.2%
Purchased Options	97.0%
Written Options	(0.0%)
Net Other Assets and Liabilities	0.7%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000257988 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Growth Strength & Target Income ETF
Class Name	FT Vest Growth Strength & Target Income ETF
Trading Symbol	FGSI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Growth Strength & Target Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FGSI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Growth Strength & Target Income ETF	$42	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[30]
Net Assets	$ 2,991,766
Holdings Count | Holding	52
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$2,991,766
Total number of portfolio holdings	52
Portfolio turnover rate	54%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.9%
Money Market Funds	0.1%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.1%
Total	100.0%
Sector Allocation

[1]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[2]	Annualized.
[3]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[8]	Annualized.
[9]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[10]	Annualized.
[11]	Annualized.
[12]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[13]	Annualized.
[14]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.